    As filed with the Securities and Exchange Commission on October 7, 1996.
                                                      Registration No. 333-11599

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                  Pre-Effective Amendment No.                         / /
                                              ----
                  Post-Effective Amendment No. 1                      / /
                                              ----

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C
               (Exact Name of Registrant as Specified in Charter)

                                 (213) 742-3065
                        (Area Code and Telephone Number)

                 Transamerica Occidental Life Insurance Company
                          (Name of Insurance Company)

                 1150 South Olive, Los Angeles, CA  90015-2211
   (Address of Principal Executive Offices:  Number, Street, State, Zip Code)

Name and Address of Agent for Service:                              Copy to:
James W. Dederer, Esq.                                              Frederick R. Bellamy, Esq.
Executive Vice President, General                                   Sutherland, Asbill & Brennan
  Counsel, and Corporate Secretary                                  1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life                                        Washington, D.C.  20004-2404
  Insurance Company
1150 South Olive
Los Angeles, CA  90015-2211

         Approximate Date of Proposed Public Offering: As soon as practicable following the effective date of this Registration Statement.

                       DECLARATION PURSUANT TO RULE 24F-2

An indefinite amount of securities is being registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A filing fee of $500 was paid with the initial filing.

         It is proposed that this filing will become effective:
                        / / immediately upon filing pursuant to paragraph (b) / / on _______________ pursuant to paragraph (b)
                        /X/ 60 days after filing pursuant to paragraph (a)(i) / / on _________________ pursuant to paragraph (a)(i) / / 75 days after filing pursuant to paragraph (a)(ii) / / on _________________ pursuant to paragraph (a)(ii)
                            of Rule 485

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C

                      Registration Statement on Form N-14

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)


Part A                                                      Caption in Prospectus/Proxy Statement
------                                                      -------------------------------------
1.       Beginning of Registration
         Statement and Outside Front
         Cover Page of Prospectus                           Facing Sheet; Cover Page; Cross-
                                                            Reference Sheet

2.       Beginning and Outside Back
         Cover Page of Prospectus                           Table of Contents

3.       Fee Table, Synopsis Information,
         and Risk Factors                                   General Voting Information; Summary of the Reorganization; Principal
                                                            Risk Factors; Comparative Fees and Expenses;  Comparative Fee Table;
                                                            Comparison of Old Account C, the Growth Portfolio, and New Account C

4.       Information About the Transaction                  Summary of the Reorganization; The Pro    posed Reorganization; Existing
                                                            and Pro Forma Capitalization Table; Exhibit A

5.       Information About the Registrant                   Summary of the Reorganization; The Proposed Reorganization; Information
                                                            on Transamerica, Old Account C, and the Fund; Exhibit B

6.       Information About the Company
         Being Acquired                                     Summary of the Reorganization; The Proposed Reorganization; Information
                                                            on Transamerica, Old Account C, and the Fund; Exhibit C

7.       Voting Information                                 General Voting Information

8.       Interest of Certain Persons
         and Experts                                        Board of Managers and Officers of Fund A and Fund B; Interests of Named
                                                            Experts and Counsel

9.       Additional Information Required
         for Re-offering by Persons Deemed
         to be Underwriters                                 Not Applicable

                                                            Caption in Statement
Part B                                                      of Additional Information
------                                                      -------------------------
10.      Cover Page                                         Cover Page

11.      Table of Contents                                  Table of Contents

12.      Additional Information About
         the Registrant                                     Exhibit B

13.      Additional Information About the
         Company Being Acquired                             Exhibit C

14.      Financial Statements                               Exhibits B and C


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

October 9, 1996


To Our Contract Owners:


         We are sending you this letter with the enclosed proxy card and proxy statement , AND RECOMMEND that you vote to approve the reorganization of Transamerica Occidental's Separate Account Fund C ("Old Account C"), in which you now participate as an owner of a variable annuity contract issued by
Transamerica Occidental Life Insurance Company ("Transamerica").   The purpose
of this letter is to outline for you the advantages we see resulting from approval of the proposed reorganization. We urge you to read this letter and the attached proxy statement, carefully, and retain them both for future reference.


         Under the proposed reorganization, Old Account C's assets will be transferred intact to a newly-created mutual fund, the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Fund"), in exchange for shares of the Growth Portfolio of the Fund. The Fund is a Maryland corporation and, like your separate account, is a management investment company registered under the Investment Company Act of 1940. The investment objective of the Growth Portfolio of the Fund is identical to that of Old Account C. After the reorganization, Old Account C will continue as a separate account of Transamerica supporting your variable annuity contract, but will be restructured as a passive investment vehicle, a unit investment trust, that will invest exclusively in shares of the Growth Portfolio of the Fund. Following the reorganization, you will have an interest in the Growth Portfolio that is equivalent to your present interest in Old Account C.

         THE VALUE UNDER YOUR CONTRACT IMMEDIATELY AFTER THE TRANSACTION WILL EQUAL THE VALUE OF YOUR CONTRACT IMMEDIATELY BEFORE THE TRANSACTION.

         YOUR BENEFITS UNDER THE CONTRACT, SUCH AS VARIABLE ANNUITY OPTIONS, RIGHTS OF TERMINATION, DEATH BENEFITS, AND EXPENSES AND FEES WILL NOT BE CHANGED.

         If the reorganization is approved, you will continue to instruct Transamerica how to vote with respect to the same kinds of matters as you do at present. Transamerica will vote your interests in the Growth Portfolio of the Fund. Please see the enclosed proxy statement for a description of your voting rights.

         After the reorganization, your Contract value will be allocated to the Growth Portfolio which we expect will continue to grow and attain a larger asset base than your present Old Account C, in part because, after the reorganization, other separate accounts will also be able to invest in the Growth Portfolio and these additional investments are expected to result in enhanced investment flexibility and reduced costs through administrative efficiencies and economies of scale.

         TRANSAMERICA WILL PAY THE ENTIRE COST OF THE REORGANIZATION. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AND THE TOTAL CHARGES UNDER YOUR CONTRACT WILL NOT BE INCREASED AS A RESULT OF THE REORGANIZATION.

         The Board of Managers of Old Account C has determined that the reorganization would be in the best interest of all Contract Owners. Contract Owners are being asked to consider the proposal and to vote this proxy or attend a Special Meeting of Contract Owners of Old Account C to be held on October 30, 1996, at 9 a.m., Pacific Standard Time, at Transamerica's home office, 1150 South Olive, Los Angeles, California 90015. All Contract Owners who have an interest in Old Account C are being asked to vote on the proposed reorganization. If approved by a majority of Contract Owners, the reorganization is expected to occur on or about November 1, 1996.

         Detailed information about the reorganization and the reasons
therefore are set forth in the enclosed materials.   PLEASE EXERCISE YOUR RIGHT
TO VOTE BY COMPLETING, DATING, AND SIGNING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. It is very important that you vote and that your voting instructions be received by us no later than October 29, 1996. WE STRONGLY INVITE YOUR PARTICIPATION BY ASKING YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

                          Sincerely,





                          /S/ THOMAS J. CUSACK
                          Thomas J. Cusack
                          President, Chief Executive Officer
                          Transamerica Occidental Life Insurance Company



                         IT IS IMPORTANT THAT YOU VOTE.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C
                                1150 South Olive
                             Los Angeles, CA  90015
--------------------------------------------------------------------------------

                      NOTICE OF MEETING OF CONTRACT OWNERS

                 NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of owners of Individual Equity Investment Fund Contracts ("Contract owners") issued by Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company") entitled to give voting instructions in connection with Transamerica Occidental's Separate Account Fund C ("Old Account C") will be held at the Company's home office at 1150 South Olive, Los Angeles, California 90015, on October 30, 1996, at 9 a.m., Pacific Standard Time, in the conference room on floor 27, for the purposes of considering and acting on the following matters, as set forth in the accompanying Proxy Statement/Prospectus:

         1. To approve or to disapprove an Agreement and Plan of Reorganization (the "Agreement") and related transactions (together, the Agreement and related transactions are the "Reorganization") whereby Old Account C, presently a management investment company, would be converted into a unit investment trust, Transamerica Occidental Separate Account C, by transferring all of Old Account C's securities and other investments to the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Fund") in exchange for shares of the Growth Portfolio of the Fund of equal value as described in the accompanying Prospectus/Proxy Statement;

         2. If the Reorganization is approved, to instruct the Company regarding the election of directors of the Fund;

         3. If the Reorganization is approved, to instruct the Company as to the approval or disapproval of an investment advisory agreement between the Company and the Fund;

         4. If the Reorganization is approved, to instruct the Company as to the approval or disapproval of an investment sub-advisory agreement between the Company and Transamerica Investment Services, Inc.;

         5. If the Reorganization is approved, to instruct the Company as to the ratification or the rejection of Ernst & Young LLP as the independent auditors of the Fund; and

         6. To consider and act upon such other business as may properly come before the Meeting or any adjournment or postponement thereof.


         The Board of Managers of Old Account C has fixed the close of business on SEPTEMBER 25, 1996, as the record date for determination of Contract owners entitled to notice of, and to vote at, the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT. CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN AND DATE THE ACCOMPANYING PROXY, AND TO RETURN IT IMMEDIATELY IN THE ENCLOSED POSTAGE-PAID ENVELOPE SO THAT THEY MAY BE REPRESENTED AT THE MEETING. IF YOU LATER DECIDE TO ATTEND THE MEETING IN PERSON, YOU MAY VOTE AT THE MEETING EVEN THOUGH YOU PREVIOUSLY SUBMITTED A PROXY.

                               For the Board of Managers of Transamerica
                                 Occidental's Separate Account Fund C

                               /s/ Thomas M. Adams
                               -------------------
                               Thomas M. Adams
                               Secretary of Transamerica Occidental's
                                 Separate Account Fund C


Los Angeles, California

October 9, 1996

                                     PART A

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C
                                1150 South Olive
                      Los Angeles, California  90015-2211

                           PROXY STATEMENT/PROSPECTUS
                                October 9, 1996

         This Prospectus/Proxy Statement is furnished by the Board of Managers of Transamerica Occidental's Separate Account Fund C ("Old Account C") to owners of Individual Equity Investment Fund Contracts (the "Contracts") issued by Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company"). Contract owners are being asked:

         (1) to approve an Agreement and Plan of Reorganization. The purpose is to convert Old Account C from a management investment company into a unit investment trust investing exclusively in shares of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Fund").

                 If the Reorganization is approved, Contract owners are also asked to instruct the Company regarding:

         (2)     the election of directors of the Fund;

         (3) the approval or disapproval of an investment advisory agreement for the Fund;

         (4) the approval or disapproval of an investment sub-advisory agreement for the Fund;

         (5) the ratification or the rejection of the selection of independent auditors for the Fund; and

         (6) to consider and act upon any other matter that may properly come before the meeting.

         Old Account C was established by Transamerica on February 26, 1969, as a separate investment account to act as a funding medium for three non-tax-qualified variable annuity contracts, which are called Individual Equity Investment Fund Contracts -- Annual Deposit, Single Deposit Deferred, and Single Deposit Immediate. As part of the Reorganization, the assets of Old Account C will be transferred intact to the Growth Portfolio of the Fund (the "Growth Portfolio" or the "Portfolio") in exchange for shares of the Growth Portfolio. Old Account C would be redesignated as Transamerica Occidental Separate Account C ("New Account C"). The value of a Contract will not change as a result of the Reorganization, and Contract owners will have the same contract rights after the Reorganization as before. Transamerica will bear the expenses of the Reorganization, and fees and expenses charged to Contract owners will not increase.

         The enclosed proxy will be voted pursuant to a Contract owner's direction at the meeting of Contract owners to be held at Transamerica's office at 1150 South Olive, Los Angeles, California 90015, on October 30, 1996, at 9 a.m., Pacific Standard Time, in the conference room on floor 27, and at any adjournment or postponement thereof (the "Meeting"). A Contract owner may revoke an executed and submitted proxy at any time before it is voted by filing with the Secretary to the Board of Managers, prior to the Meeting, either a duly executed instrument of revocation or a duly executed proxy bearing a later date. In addition, the proxy may be revoked by a Contract owner personally attending the Meeting and voting in person.


         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization, Old Account C, the Fund and New Account C that a Contract owner should know before approving or disapproving the Reorganization. A Statement of Additional Information, dated October 9, 1996, containing more detailed information relating to the matters covered in this Proxy Statement/Prospectus has been filed with the SEC and is incorporated herein by reference. Copies of the Statement of Additional Information may be obtained without charge by writing TRANSAMERICA AT THE TRANSAMERICA ANNUITY SERVICE CENTER, 101 NORTH TRYON STREET, SUITE 1720, CHARLOTTE, NC 28246 OR CALLING 1-800-258-4260, EXT. 5560.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           PROXY STATEMENT/PROSPECTUS

                              Table of Contents

                                                                                                                         Page
                                                                                                                         ----
GENERAL VOTING INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

I.  APPROVAL OR DISAPPROVAL OF THE REORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Summary of the Reorganization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Reasons for the Reorganization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Principal Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Comparative Fees and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Comparative Fee Table  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
         Comparison of Old Account C and the Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         The Agreement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Shares of the Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Existing and Pro Forma Capitalization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Transamerica Occidental Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Old Account C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         The Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Recommendation of the Board of Managers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

II.      ELECTION OF THE BOARD OF DIRECTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Board of Directors of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Compensation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

III.     APPROVAL OR DISAPPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE GROWTH PORTFOLIO OF THE FUND  . . . . . . . . .  25

IV.      APPROVAL OR DISAPPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE GROWTH PORTFOLIO OF THE FUND  . . . . . . .  28

V.       RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . .  30

VI.      OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Principal Holders of Shares of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Principal Holders of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Legal Opinions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Public Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Interests of Named Experts and Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Other Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

GENERAL VOTING INFORMATION

                 This Proxy Statement/Prospectus is furnished to Contract owners by the Board of Managers of Old Account C, in connection with the solicitation of voting instructions from such Contract owners for use at a
Meeting of Contract owners to be held on October 30, 1996.   The Board has
called the Meeting for Contract owners to consider and to approve or disapprove a Reorganization by which Old Account C, currently a management investment company, would be restructured into New Account C, a unit investment trust investing exclusively in shares of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Fund"). If the Reorganization is approved, Contract owners would also vote on the following matters necessary for the organization of the Fund: to elect directors for the Fund; to approve or disapprove separate investment advisory and investment sub-advisory agreements for the Fund; to ratify or reject the selection of independent auditors for the Fund; and to consider and act upon any other matter that may properly come before the Meeting.


         The Board of Managers has fixed the close of business on September 25, 1996, as the record date for the determination of Contract owners entitled to notice of and to vote at the Meeting. As of that date, there were 72,334 votes entitled to be cast by Old Account C Contract owners. Except for Transamerica, no person owns beneficially more than 5 percent of Old Account C's outstanding units. No manager/nominee or executive officer of Old Account C beneficially owns any Old Account C units.


         The rules and regulations of Old Account C provide that the number of votes that may be cast by a Contract owner before the Retirement Date (the date the first annuity payment is made under a Contract) is equal to the Contract owner's Accumulation Account Value divided by 100. The number of votes that may be cast by a Contract owner on or after the Retirement Date is equal to the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100.


         To be given effect, the enclosed proxy must be: 1) properly executed ;
2) returned to Transamerica BY USING THE ENCLOSED ADDRESSED, POSTAGE PAID ENVELOPE OR BY MAILING TO TRANSAMERICA OCCIDENTAL SEPARATE ACCOUNT FUND C PROXY TABULATOR, MANAGEMENT INFORMATION SERVICES CORP., P.O. BOX 9122, HINGHAM, MASSACHUSETTS 02043 OR IF BY MEANS OTHER THAN U.S. MAILS TO TRANSAMERICA PROXY TABULATORS, MANAGEMENT INFORMATION SERVICE CORP., 61 ACCORD PARK DRIVE, NORWELL, MASSACHUSETTS 02061; AND 3) RECEIVED BY MANAGEMENT INFORMATION SERVICES by 5 p.m. Eastern Standard Time, October 29, 1996. A properly executed and returned proxy may be revoked at any time before it is voted by providing either written notice of revocation to Transamerica, a duly executed proxy bearing a later date, or a vote in person at the Meeting. IF NO CHOICE AS TO THE REORGANIZATION OR ANY OTHER AGENDA ITEM IS SPECIFIED ON A PROXY RETURNED TO TRANSAMERICA, TRANSAMERICA WILL CONSIDER ITS TIMELY RECEIPT OF THE PROXY AS AN INSTRUCTION TO VOTE IN FAVOR OF THE REORGANIZATION OR SUCH OTHER AGENDA ITEM.

         Approval of the Reorganization requires the affirmative vote of a majority of the accumulation and annuity units represented in person or by proxy at the Meeting if a quorum is present.(1/) A quorum is comprised of Contract owners entitled to cast 33 percent of the accumulation and annuity units that may be cast at the Meeting. If a quorum is not present, Contract owners entitled to cast a majority of the accumulation and annuity units represented at the Meeting may adjourn the Meeting for the purpose of further proxy solicitation, or for any other purpose. Unless otherwise instructed, a proxy will be voted in favor of any adjournment. At any subsequent reconvening of the Meeting, unless a proxy is revoked it will be voted in the same manner as it would have been voted at the original Meeting.


         ALTHOUGH TRANSAMERICA HAS A MAJORITY INTEREST IN OLD ACCOUNT C (SEE "PRINCIPAL HOLDERS OF SHARES OF THE FUND," BELOW), TRANSAMERICA WILL NOT VOTE ON ANY MATTER PRESENTED AT THE MEETING, EXCEPT THAT TRANSAMERICA WILL VOTE THOSE ACCUMULATION AND ANNUITY UNITS ATTRIBUTABLE TO THE CONTRACTS AS TO WHICH NO TIMELY INSTRUCTIONS ARE RECEIVED IN PROPORTION TO THE VOTING INSTRUCTIONS THAT ARE RECEIVED.


         Transamerica bears the entire cost of this proxy solicitation, which is made by mail and in some instances, also by telephone or other means by officers or employees of Transamerica and/or its affiliates. The approximate date for mailing of proxy materials to Contract owners is October 9, 1996.


I.  APPROVAL OR DISAPPROVAL OF THE REORGANIZATION

SUMMARY OF THE REORGANIZATION

         On June 26, 1995, the Board of Managers of Old Account C approved resolutions authorizing the reorganization of Old Account C from a management investment company into an unmanaged unit investment trust that will be comprised of one subaccount investing exclusively in shares of the Growth Portfolio of the Fund. The Fund is a newly created management investment company of which the Growth Portfolio is the only investment portfolio. The Growth Portfolio has the same investment objective as Old Account C, which is long-term capital growth. Just like Old Account C, the Growth Portfolio generally will invest primarily in stocks and other equity securities.

         The Agreement, a copy of which is attached hereto as Exhibit A, provides that the assets and related liabilities of Old Account C will be transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio of equal value. The Growth Portfolio shares issued in connection with the Reorganization will be recorded as assets of





------------------------

1/ A "majority" for this purpose means the lesser of (a) 67% of the voting securities present, if the holders of 50% of the voting securities are present or represented by proxy, or (b) 50% of the outstanding voting securities.

New Account C. After the Reorganization, Contract owners' indirect interests in the Growth Portfolio will be equal to their pre-Reorganization interests in Old Account C. In addition, the Growth Portfolio will mirror the investment policies of Old Account C. If approved by Contract owners following their approval of the Reorganization, the Growth Portfolio also will have the same investment adviser, the same investment sub-adviser, and the same Board of Directors (Managers) as Old Account C. Transamerica will assume all costs and expenses associated with effecting the Reorganization.

         The Reorganization will not have any adverse economic impact on Contract owners. The total charges and fees assessed, directly or indirectly, and the annuity features under the Contracts will not be affected by the Reorganization. The new structure will allow other types of variable insurance products to invest in the Fund.

REASONS FOR THE REORGANIZATION

         The purpose of the Reorganization is to enable the Fund to act as the underlying investment medium for New Account C, as well as other separate investment accounts of Transamerica and, in the future, other insurance companies and certain qualified pension and retirement plans. Transamerica believes that the utilization of a common underlying vehicle will enhance the investment flexibility of Contract owners. It is expected that the Reorganization will reduce costs through administrative efficiencies and economies of scale. Also, existing Contract owners may benefit to the extent that the common management of a larger asset base will enhance investment flexibility and return, and increase the potential for additional investment portfolios.

PRINCIPAL RISK FACTORS

         The principal risk factors involved in investing in New Account C and the Growth Portfolio will be substantially similar to the principal risk factors currently associated with investing in Old Account C. Those risk factors are that the investments made by the Growth Portfolio's investment adviser may not appreciate in value or will, in fact, lose value.
Specifically, the principal investment risk applicable to both Old Account C and the Growth Portfolio is "market risk" which refers to the degree to which the price of a security will react to changes in conditions in the securities markets, changes in the company's situation, and changes in the overall level of interest rates. There is also "financial risk" which refers to the ability of the issuer of a security to pay principal and interest when due or to maintain or increase dividends; and "current income volatility" which refers to the degree to which and the timing by which changes in the overall level of interest rates or other underlying economic variables or indices affect the current income from an investment.

COMPARATIVE FEES AND EXPENSES

         Currently, a maximum 6.50% sales expense charge and 2.50% administration expense charge (plus state premium taxes ranging from 0% to 3.5%) are deducted from each amount paid to the Company under the Contracts. In addition, two charges are deducted from the average daily net assets of Old Account C: a 1.10% mortality and expense risk charge and a 0.30% management fee. After the Reorganization, the sales expense and administration expense (and any applicable premium tax) charges will continue to be deducted from purchases under the Contract; however, the 0.30% management fee will no longer be deducted from the net assets of New Account C. Instead, Transamerica, as investment adviser for the Growth Portfolio (if approved by Contract owners) will charge a management fee of 0.75% of the Growth Portfolio's average daily net assets and the Growth Portfolio will bear certain operating expenses that are not anticipated to exceed 0.10%. Although the management fee is higher after the Reorganization, if the sum of the annual expenses to be charged against the Contracts by New Account C plus the Growth Portfolio's expenses is greater in amount than the annual expenses that would have been charged by Old Account C had the Reorganization not occurred, then, as to the Contracts outstanding as of the closing date of the Reorganization, Transamerica will reduce the mortality and expense risk charge to fully offset the effect of any and all expenses of a type or in an amount that would not have been borne by Old Account C had the Reorganization not occurred. It is anticipated that the mortality and expense risk charge will be 0.55% after the Reorganization. Accordingly, there will be no increase in total fees and expenses for existing Contract owners.

COMPARATIVE FEE TABLE

         The following comparative fee table and examples illustrate the charges and deductions currently applicable to Old Account C, the fees and expenses of the Growth Portfolio, and the charges and deductions under the Contract applicable to New Account C (including the fees and expenses of the Growth Portfolio) restated as if the Reorganization has occurred. The tables and examples assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract owner's account.


                                                 Old Account C   Growth Portfolio    New Account C
                                                 -------------   ----------------     Plus Growth
                                                   (actual)          (actual)          Portfolio
                                                                                     -------------
                                                                                      (pro forma)
 CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Purchases: 1/                  6.50%               None              6.50%

 Administration Expense Imposed on                    2.50%               None              2.50%
 Purchases: 2/

 Maximum Total Contract Owner Transaction             9.00%               None              9.00%
 Expenses: 3/

 Annual Expenses:
 (as a percentage of average daily net
 assets)

          Management Fee                              0.30%              0.75%              0.75%
          Mortality and Expense Risk
          Charge 4/                                   1.10%               None              0.55%

          Other Expenses 5/                           None               0.10%              0.10%
                                                     ------              -----              -----







------------------------

1/ The sales charge is 6.5% of the first $15,000 of payments made under the Contract; 4.5% of the next $35,000 of payments made under the Contract; 2.0% of the next $100,000 of payments made; and 0.0% (no charge) for payments exceeding $150,000 under the Contract.

2/ The administrative expense charge is 2.5% of the first $15,000 of payments made under the Contract; 1.5% of the next $35,000 of payments made under the Contract; 0.75% of the next $100,000 of payments made under the Contract; and 0.0% (no charge) for payments exceeding $150,000 under the Contract.

3/ Premium taxes are not shown. Premium taxes, if any, are deducted when paid which may be upon annuitization. If a state so requires, a tax will be deducted from each purchase payment.

4/ If the sum of the annual expenses to be charged against the Contracts by New Account C plus the Fund's expenses is greater than the annual expenses that would have been charged by Old Account C had the Reorganization not occurred, then, as to the Contracts outstanding as of the closing date of the Reorganization, Transamerica will reduce the mortality and expense risk charge to fully offset the effect of any and all expenses of a type or in an amount that would not have been borne by Old Account C had the Reorganization not occurred.


5/ After expense reimbursement by Transamerica. WITHOUT SUCH REIMBURSEMENT, OTHER EXPENSES DURING 1996 ARE ESTIMATED TO BE 0.35%. IN THE FUTURE, TRANSAMERICA WILL EITHER MAINTAIN THIS LEVEL OF EXPENSE REIMBURSEMENT OR ITWILL OFFSET ANY INCREASE IN EXPENSES BY A REDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGE, SO THAT TOTAL ANNUAL EXPENSES ON CONTRACTS OUTSTANDING AS OF THE DATE OF THE REORGANIZATION WILL NOT EXCEED 1.40% FOR ANY YEAR DURING WHICH SUCH CONTRACTS ARE IN EFFECT.

                  Total Annual Expenses                  1.40%              0.85%              1.40%


The following Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

         A $1,000 investment would be subject to the total expenses shown below, assuming 5% annual return on assets.

                          1 YEAR           3 YEARS         5 YEARS           10 YEARS
                          ------           -------         -------           --------
Old Account C             $103             $130             $160             $243

New Account C             $103             $130             $160             $243

COMPARISON OF OLD ACCOUNT C AND THE GROWTH PORTFOLIO

         INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS. The Growth Portfolio of the Fund has been designed to duplicate the investment objective, policies, and restrictions of Old Account C as closely as possible. Old Account C and the Growth Portfolio of the Fund have an identical investment objective: long-term capital growth. Old Account C and the Growth Portfolio each attempt to achieve their investment objective primarily though investments in common stock; however, both may also invest in debt securities and preferred stock having a call on common stocks.


         In the opinion of Transamerica and the Board of Managers of Old Account C, the investment policies and restrictions of Old Account C are not materially different in substance from the investment policies and restrictions of the Growth Portfolio; however, there are differences between Old Account C and the Growth Portfolio as to whether certain investment restrictions are deemed fundamental.(1/) FOR A MORE COMPLETE DESCRIPTION OF THE INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS OF THE GROWTH PORTFOLIO AND OF WHICH INVESTMENT POLICIES ARE DEEMED FUNDAMENTAL, SEE THE PROSPECTUS FOR THE GROWTH PORTFOLIO WHICH IS ATTACHED AS EXHIBIT C.






------------------------

1/ A fundamental restriction is one that cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting shares of Old Account C or the Fund. For this purpose, a "majority" of shares means the lesser of: (a) 67% or more of the voting shares present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or
(b) more than 50% of the voting shares.

         The investment policies and restrictions of Old Account C and the Growth Portfolio of the Fund are compared below.


===============================================================================================================
                        Old Account C                                       Growth Portfolio
                        -------------                                       ----------------
---------------------------------------------------------------------------------------------------------------
  Old Account C's investment objective is long-term           The Growth Portfolio's investment objective
  capital growth, although this objective may not be          is long-term capital growth.  Common stock,
  achieved.  Common stock, listed and unlisted, is the        listed and unlisted, is the basic form of
  basic form of investment.  Old Account C may also invest    investment.  Although the Portfolio invests
  in debt securities and preferred stock having a call on     the majority of its assets in common
  common stock by means of a conversion privilege or          stocks, the Portfolio may also invest in
  attached warrants and warrants or other rights to           debt securities and preferred stocks (both
  purchase common stock.  Unless market conditions would      having a call on common stocks by means of
  indicate otherwise, Old Account C's portfolio will be       a conversion privilege or attached
  invested in such equity-type securities.  However, when     warrants) and warrants or other rights to
  market conditions warrant it, a portion of Old Account      purchase common stocks.  Unless market
  C's assets may be held in cash or debt securities.          conditions would indicate otherwise, the
                                                              Growth Portfolio will be invested primarily
                                                              in such equity-type securities.  When in
                                                              the judgment of Investment Services market
                                                              conditions warrant, the Growth Portfolio
                                                              may, for temporary defensive purposes, hold
                                                              part or all of its assets in cash, debt or
                                                              money market instruments.
---------------------------------------------------------------------------------------------------------------
  No stated Policy.                                           The Portfolio may invest up to 10% of the
                                                              Portfolio's assets in debt securities
                                                              having a call on common stocks that are
                                                              rated below investment grade.  Those
                                                              securities are rated Ba1 or lower by
                                                              Moody's Investors Service, Inc. ("Moody's")
                                                              or BB+ or lower by Standard & Poor's
                                                              Corporation ("S&P"), or, if unrated, deemed
                                                              to be of comparable quality by Investment
                                                              Services.  If a security that was
                                                              originally rated "investment grade" is
                                                              downgraded by a ratings service, it may or
                                                              may not be sold.  This depends on
                                                              Investment Services' assessment of the
                                                              issuer's prospects.  However, Investment
                                                              Services will not purchase
                                                              below-investment-grade securities if that
                                                              purchase would increase their
                                                              representation in the Portfolio to more
                                                              than 10%.
---------------------------------------------------------------------------------------------------------------
  No stated Policy.                                           The Portfolio may invest up to 10% of its
                                                              net assets in the securities of foreign
                                                              issuers that are in the form of American
                                                              Depository Receipts ("ADRs").  ADRs are
                                                              registered stock of foreign companies that
                                                              are typically issued by an American bank or
                                                              trust company evidencing ownership of the
                                                              underlying securities.  ADRs are designed
                                                              for use on the U.S. stock exchanges.
---------------------------------------------------------------------------------------------------------------
  As to 75% of the value of its total assets, Old Account     With respect to 75% of total assets, the
  C will not invest more than 5% of the value of its total    Portfolio may not purchase securities of
  assets in the securities of any one issuer, except          any issuer if, as a result of the purchase,
  obligations of the United States Government and             more than 5% of the Portfolio's total
  instrumentalities thereof.  However, holdings may exceed    assets would be invested in the securities
  the 5% limit if it results from investment performance,     of the issuer.  This limitation does not
  and is not the result, wholly or partially, of purchase.    apply to securities issued or guaranteed by
                                                              the United States government, its agencies
                                                              or instrumentalities.
---------------------------------------------------------------------------------------------------------------
  Not more than 10% of the voting securities of any one       With respect to 75% of total assets, the
  issuer will be acquired.                                    Portfolio may not purchase more than 10% of
                                                              the voting securities of any one issuer
---------------------------------------------------------------------------------------------------------------
  Investment will not be made in the securities of a          The Portfolio may not invest in companies
  company for the purpose of exercising management or         for the purpose of exercising management or
  control in that company.                                    control in that company.
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
                        Old Account C                                       Growth Portfolio
                        -------------                                       ----------------
---------------------------------------------------------------------------------------------------------------
  Old Account C does not currently intend to make             The Growth Portfolio does not currently
  investments in the securities of other investment           intend to make investments in the
  companies.  Old Account C does reserve the right to         securities of other investment companies.
  purchase such securities, subject to the following          The Growth Portfolio does reserve the right
  limitations:  Old Account C will not purchase such          to purchase such securities, provided the
  securities if it would cause (1) more than 10% of the       purchase of such securities does not cause:
  value of the total assets of Old Account C to be            (1) more than 10% of the value of the total
  invested in securities of registered investment             assets of the Portfolio to be invested in
  companies; or (2) Old Account C to own more than 3% of      securities of registered investment
  the total outstanding voting stock of any one investment    companies; or (2) the Portfolio to own more
  company; or (3) Old Account C to own securities of any      than 3% of the total outstanding voting
  one investment company that have a total value greater      stock of any one investment company; or (3)
  than 5% of the value of the total assets of Old Account     the Portfolio to own securities of any one
  C; or (4) together with other investment companies          investment company that have a total value
  advised by Transamerica, Old Account C to own more than     greater than 5% of the value of the total
  10% of the outstanding voting stock of a closed-end         assets of the Portfolio; or (4) together
  investment company.                                         with other investment companies advised by
                                                              Transamerica, the Growth Portfolio to own
                                                              more than 10% of the outstanding voting
                                                              stock of a closed-end investment company.
---------------------------------------------------------------------------------------------------------------
  Purchases or acquisitions may be made of securities         Purchases or acquisitions may be made of
  which are not readily marketable by reason of the fact      securities which are not readily marketable
  that they are subject to the registration requirements      by reason of the fact that they are subject
  of the Securities Act of 1933 or the salability of which    to the registration requirements of the
  is otherwise conditioned ("restricted securities"), as      Securities Act of 1933 or the salability of
  long as any such purchase or acquisition will not           which is otherwise conditioned, including
  immediately result in the value of all such restricted      real estate and certain repurchase
  securities exceeding 10% of the value of Old Account C's    agreements or time deposits maturing in
  total assets.  It is the policy of the Board not to         more than seven days ("restricted
  invest more than 10% of Old Account C's net assets in       securities"), as long as any such purchase
  restricted securities.                                      or acquisition will not immediately result
                                                              in the value of all such restricted
                                                              securities exceeding 15% of the value of
                                                              the Portfolio's  NET assets.
---------------------------------------------------------------------------------------------------------------
  Borrowings will not be made except as a temporary           The Portfolio may borrow from banks for
  measure for extraordinary or emergency purposes provided    temporary or emergency (not leveraging)
  that such borrowings shall not exceed 5% of the value of    purposes, including the meeting of
  Old Account C's total assets.                               redemption requests and cash payments of
                                                              dividends and distributions, provided such
                                                              borrowings do not exceed 5% of the value of
                                                              the Portfolio's total assets.
---------------------------------------------------------------------------------------------------------------
  Securities of other issuers will not be underwritten        The Portfolio may not underwrite any issue
  provided that this shall not prevent the purchase of        of securities, except to the extent that
  securities the sale of which may result in Old Account C    the sale of securities in accordance with
  being deemed to be an "underwriter" for purposes of the     the Portfolio's investment objective,
  Securities Act of 1933.                                     policies and limitations may be deemed to
                                                              be an underwriting, and except that the
                                                              Portfolio may acquire securities under
                                                              circumstances in which, if the securities
                                                              were sold, the Portfolio might be deemed to
                                                              be an underwriter for purposes of the
                                                              Securities Act of 1933, as amended.
---------------------------------------------------------------------------------------------------------------
  Investments will not be concentrated in any one industry    The Portfolio may not invest more than 25%
  nor will more than 25% of the value of Old Account C's      of the value of its total assets in
  assets be invested in issuers all of which conduct their    securities issued by companies engaged in
  principal business activities in the same general           any one industry.  This limitation does not
  industry.                                                   apply to investments in Government
                                                              Securities.
---------------------------------------------------------------------------------------------------------------
  The purchase and sale of real estate or interests in        The Portfolio reserves the right to invest
  real estate is not intended as a principal activity.        up to 10% of the value of its assets in
  However, the right is reserved to invest up to 10% of       real properties, including property
  the value of the assets of Old Account C in real            acquired in satisfaction of obligations
  properties, including property acquired in satisfaction     previously held or received in part payment
  of obligations previously held or received in part          on the sale of other real property owned.
  payment on the sale of other real property owned.           The purchase and sale of real estate or
                                                              interests in real estate is not intended to
                                                              be a principal activity of the Portfolio.
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
                        Old Account C                                       Growth Portfolio
                        -------------                                       ----------------
---------------------------------------------------------------------------------------------------------------
  The purchase and sale of commodities or commodity           The Portfolio may not purchase or sell
  contracts will not be engaged in.                           commodities or commodities contracts.
---------------------------------------------------------------------------------------------------------------
  Loans may be made by only through the acquisition of all    The Portfolio may not lend its assets or
  or a portion of an issue of bonds, debentures or other      money to other persons, except through:
  evidences of indebtedness of a type customarily             (a) the acquisition of all or a portion of
  purchased for investment by institutional investors,        an issue of bonds, debentures or other
  whether publicly or privately distributed.  (It is not      evidence of indebtedness of a type
  presently intended to invest more than 10% of the value     customarily purchased for investment by
  of Old Account C in privately distributed loans.            institutional investors, whether publicly
  Furthermore, it is possible that the acquisition of an      or privately distributed.  (The Portfolio
  entire issue may cause Old Account C to be deemed           does not presently intend to invest more
  "underwriter" for purposes of the Securities Act of         than 10% of the value of the Portfolio in
  1933.)  The securities of Old Account C may also be         privately distributed loans.  It is
  loaned provided that any such loan is collateralized        possible that the acquisition of an entire
  with cash equal to or in excess of the market value of      issue may cause the Portfolio to be deemed
  such securities.  (It is not presently intended to          an "underwriter" fur purposes of the
  engage in the lending of securities.)                       Securities Act of 1933.); (b) lending
                                                              securities, provided that any such loan is
                                                              collateralized with cash equal to or in
                                                              excess of the market value of such
                                                              securities.  (The Portfolio does not
                                                              presently intend to engage in the lending
                                                              of securities.); and (c) entering into
                                                              repurchase agreements.
---------------------------------------------------------------------------------------------------------------
  Old Account C does not intend to issue senior               The Portfolio may not issue senior
  securities.                                                 securities.
---------------------------------------------------------------------------------------------------------------
  Old Account C does not intend to write put and call         The Portfolio may not write put and call
  options.                                                    options.
---------------------------------------------------------------------------------------------------------------
  Purchase of securities on margin may not be made, but       The Portfolio may not purchase securities
  such short-term credits as may be necessary for the         on margin, except that the Portfolio may
  clearance of purchases and sales of securities are          obtain any short-term credits necessary for
  permissible.                                                the clearance of purchases and sales of
                                                              securities.  For purposes of this
                                                              restriction, the deposit or payment of
                                                              initial or variation margin in connection
                                                              with options on securities will not be
                                                              deemed to be a purchase of securities on
                                                              margin by the Portfolio.
---------------------------------------------------------------------------------------------------------------
  Short sales may not be made and a short positions may       The Portfolio may not make short sales of
  not be maintained unless at all times when a short          securities or maintain a short position,
  position is open Old Account C owns at least an equal       unless at all times when the short position
  amount of such securities or securities currently           is open, the Portfolio owns an equal amount
  exchangeable, without payment of any further                of such securities or securities currently
  consideration, for securities of the same issue as, and     exchangeable, without payment of any
  at least equal in amount to, the securities sold short      further consideration, for securities of
  (generally called a "short sale against the box") and       the same issue as, and at least equal in
  unless not more than 10% of the value of Old Account C's    amount to, the securities sold short
  net assets is deposited or pledged as collateral for        (generally called a "short sale against the
  such sales at any one time.                                 box") and unless not more than 10% of the
                                                              value of the Portfolio's net assets is
                                                              deposited or pledged as collateral for such
                                                              sales at any one time.
---------------------------------------------------------------------------------------------------------------


         MANAGEMENT. The Fund has the same management as Old Account C, the same investment adviser and sub-adviser, and the same independent accountants.

         Old Account C is managed by its Board of Managers. The affairs of Old Account C are conducted in accordance with Rules and Regulations adopted by the Board of Managers of Old Account C and the Board of Directors of Transamerica.

         Transamerica, 1150 South Olive, Los Angeles, California 90015, serves as the investment adviser to Old Account C, and develops and implements an investment program subject to the supervision of the Board of Managers. Transamerica has contracted with

Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to Old Account C. Investment Services has been in existence since 1967 and has provided investment services to Old Account C and other Transamerica Life Companies since 1980. These services include providing recommendations on management of assets of the Fund, providing investment research reports and information, determining those securities to be bought or sold and placing orders for the purchase or sale of securities. Investment decisions regarding the composition of Old Account C's portfolio and the nature and timing of changes in the portfolio are subject to the control of the Board of Managers. Investment Services' business address is 1150 South Olive, Los Angeles, California 90015-2211. Both Transamerica and Investment Services are registered with the SEC under the Investment Advisers Act of 1940.

         The Growth Portfolio is managed by its Board of Directors, which is comprised of the same persons as the Old Account C Board of Managers.. Transamerica also serves as investment adviser to the Growth Portfolio and conducts the Portfolio's business and affairs. Transamerica also has engaged Investment Services to act as the Growth Portfolio's investment sub-adviser to provide the day-to-day portfolio management for the Growth Portfolio. The Board of Directors is responsible for deciding matters of general policy and reviewing the actions Transamerica and Investment Services, the custodian, the accounting and administrative services providers and other service providers to the Growth Portfolio. The officers of the Fund supervise the Growth Portfolio's daily business operations.

         OTHER SERVICES. Transamerica Financial Resources, Inc. serves as the principal underwriter for the Contracts. As part of the Reorganization, Transamerica Securities Sales Corporation, the principal underwriter for the Growth Portfolio, will replace Transamerica Financial Resources, Inc. as the principal underwriter for the Contracts. Ernst & Young LLP is the independent accountant for Old Account C and, subject to selection by the Board of Directors and ratification by Contract owners, will also serve as the independent accountant for the Fund.

         TAXES. Transamerica believes, based on its review of existing federal income tax laws and regulations, that the transfer of portfolio assets from Old Account C to the Growth Portfolio in exchange for the issuance of shares of the Growth Portfolio will be a tax-free event. Neither Old Account C, the Growth Portfolio, nor New Account C will realize any gain or loss on the asset transfers, and the Growth Portfolio will succeed to the same adjusted basis of the portfolio assets as such assets had prior to the transfer. Transamerica has received a private letter ruling from the Internal Revenue Service to confirm the tax-free nature of the Reorganization. However, to the extent any tax liability arises out of this transfer, such liability will be borne by Transamerica.

THE AGREEMENT

         The Agreement provides that on the closing date of the Reorganization (the "Closing Date"), Transamerica will transfer all portfolio assets and related liabilities of Old Account C to the Growth Portfolio of the Fund in return for shares of the Growth Portfolio of equal value. Transamerica will record shares issued by the Fund with respect to the Growth Portfolio as assets of New Account C. The Old Account C assets include all cash (except for a minimal amount to keep bank accounts open), all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable. The number of shares of the Fund to be issued in the exchange shall be determined by dividing the value of the net assets of Old Account C to be transferred, as of the close of trading on the first business day preceding the Closing Date, by the per share value of the Growth Portfolio shares. The shares of the Growth Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

         As of the Closing Date, Transamerica shall cause the shares of the Growth Portfolio it receives pursuant to the Reorganization to be duly and validly recorded and held on its records as assets of New Account C, such that the Contract owners' interests in New Account C after the Closing Date will then be exactly equal to their former interests in Old Account C. Transamerica shall take all action necessary to ensure that such interests in New Account C, immediately following the Closing Date are duly and validly recorded on the Contract owners' individual account records.

SHARES OF THE GROWTH PORTFOLIO

         GENERAL. The Fund currently consists of one investment portfolio, the Growth Portfolio. The Board of Directors of the Fund may establish additional portfolios without the consent of shareholders or Contract owners. The Board of Directors also may decide at any time to discontinue any portfolio, subject to compliance with any requirements for governmental approvals or exemptions or approval by Contract owners.

         The Fund will initially offer its shares solely to Old Account C as a funding vehicle for the Contracts. The Fund does not offer its shares directly to the general public. Transamerica owns more than 25% of the outstanding shares of the Growth Portfolio which may result in Transamerica being deemed a controlling person of the Growth Portfolio, as that term is defined int he 1940 Act. The Fund may, in the future, offer its shares to other registered and unregistered insurance company separate accounts supporting other variable annuity or variable life insurance contracts and to certain qualified pension and retirement plans.

         VOTING. Each share of the Growth Portfolio outstanding is entitled to one vote on all matters submitted to a vote of shareholders. The shares have noncumulative voting rights. The voting procedures with respect to Old Account C are set forth under "General Voting Information" above.

         If the Reorganization is approved by Contract owners, Transamerica will offer Contract owners the opportunity to instruct Transamerica as to how the Growth Portfolio's shares allocable to their Contracts will be voted. The number of shares of the Growth Portfolio held in New Account C deemed attributable to each Contract owner for this purpose will be determined by dividing the total value of the Contract's Accumulation Account Value (or, after the Retirement Date, the amount of the reserve established to meet Variable Annuity obligations related to the Contract) by the net asset value of one share of the Growth Portfolio as of the record date. The number of votes will be rounded to the nearest vote and each Contract owner will have at least one vote. Transamerica will vote the shares of the Growth Portfolio held by New Account C that are deemed attributable to the Contracts for which instructions are not provided in proportion to instructions received from the Contract owners. Shares of the Growth Portfolio held by New Account C that are not deemed attributable to Contract owners will also be voted in the same proportions on each issue as the votes received from Contract owners. Therefore, although voting instructions will be reflected somewhat differently after the Reorganization than before, Transamerica believes that this will not result in any diminution of Contract owners' voting privileges.

         DIVIDENDS, DISTRIBUTIONS, AND TAXES. Each issued and outstanding share of the Growth Portfolio is entitled to participate equally in dividends and distributions declared for the Portfolio's stock and, upon liquidation or dissolution, in the Portfolio's net assets remaining after satisfaction of outstanding liabilities.

         The Growth Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Growth Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income and net short-term capital gain.

         To qualify for treatment as a regulated investment company, the Growth Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, the Growth Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or currencies. The Growth Portfolio must also generally derive less than 30% of its gross income from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward con tracts) are not directly related to the Growth Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Growth Portfolio assets.

         To qualify for treatment as a regulated investment company, the Growth Portfolio must also satisfy certain requirements with respect to the diversification of its assets. The Growth Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the Growth Portfolio's assets nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Growth Portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Growth Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

         Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Growth Portfolio. These requirements generally are that no more than 55% of the value of the Growth Portfolio's assets may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

         If the Growth Portfolio failed to qualify as a regulated investment company, the Growth Portfolio might incur additional taxes. In addition, if the Growth Portfolio failed to qualify as a regulated investment company, or if the Growth Portfolio failed to comply with the diversification requirements of
Section 817(h) of the Code, Contract owners would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's sub-adviser and it is intended that the Growth Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Growth Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that the sub-adviser might otherwise believe to be desirable.

EXISTING AND PRO FORMA CAPITALIZATION

         The following table shows the actual capitalization of Old Account C and the Growth Portfolio as of December 31, 1995, as well as the pro forma capitalization of New Account C, as adjusted to give effect to the
Reorganization:

=============================================================================================================
  CAPITALIZATION                              Old Account C        Growth Portfolio           New Account C
-------------------------------------------------------------------------------------------------------------
  Net Assets                                    $25,738,045                       0             $25,738,045
-------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Unit or Share                 $18.786                       0                 $18.786
-------------------------------------------------------------------------------------------------------------
  Units or Shares Outstanding                         1,341                       0                   1,341
=============================================================================================================


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

         Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. Transamerica's home office is located at 1150 South Olive, Los Angeles, California 90015-2211. Transamerica has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica presently provides individual life insurance, especially interest-sensitive products, variable and term life insurance, fixed and flexible premium annuity contracts, and reinsurance. Subsidiaries of Transamerica include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of Canada, Transamerica Occidental Life Insurance Company of Illinois and a New York company, First Transamerica Life Insurance Company.

OLD ACCOUNT C

         Old Account C was established under California law on February 26, 1969 as a separate account by the Board of Directors of Transamerica to facilitate investment of amounts paid to Transamerica under the Contracts. Old Account C's assets are held for individuals currently and contingently entitled to benefits under the Contracts. California law requires Old Account C's assets to be held in Transamerica's name and Transamerica is not a trustee with respect thereto. Income, gains and losses, whether or not realized, from assets allocated to Old Account C are, in accordance with the Contracts, credited to or charged against Old Account C without regard to other income, gains or losses of Transamerica. Old Account C is not affected by the investment or use of other Transamerica assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account). Old Account C is registered as an open-end, diversified, management investment company under the 1940 Act and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision or management of investment practices or policies of Old Account C or Transamerica by the SEC. Old Account C has no subaccounts. Obligations under the Contract are obligations of Transamerica. There are no material legal proceeding pending to which Old Account C is a party; nor are there any material legal proceedings involving Old Account C to which Transamerica, Investment Services, or Transamerica Securities Sales Corporation, the principal underwriter for the Contracts, are parties.

THE CONTRACTS

         The following presents a brief description of the Contract's features. Greater detail regarding the Contract is provided in the prospectus for Old Account C which is attached to this Proxy Statement/Prospectus as Exhibit B and is incorporated herein by reference.

         GENERAL. The Contracts have been designed for retirement programs. Payments made under the Contracts are invested in a portfolio that is comprised principally of equity securities. Three types of Contracts have been offered through Old Account C -- Annual Deposit, Single Deposit Deferred, and Single Deposit Immediate. The Contracts are no longer being offered for sale but additional payments may be made on certain outstanding Contracts.

         The Annual Deposit Contract is a deferred variable annuity that provides for payments to be made at least annually. The minimum payment is $10 and the aggregate minimum annual payment must be $120 in any Contract year. Payments may be increased on a Contract anniversary, but annual payments may not be increased to more than three times the first year's payments without Transamerica's consent.

         The Single Deposit Deferred Contract provides a deferred variable annuity. A minimum single payment of $1,000 must be made when the Contract is issued. Additional payments of at least $20 may be made anytime within the first five Contract years. Thereafter, Transamerica must give its consent to accept further payments.

         The Single Deposit Immediate Contract provides an immediate variable annuity. The minimum single payment accepted under the Contract is $2,500. The retirement date (the date the first annuity payment is made under a Contract) specified by the Contract owner may not be changed.

         ACCUMULATION UNIT VALUE. The Accumulation Unit Value of the Contract was set at $1.00 on October 16, 1969. The Accumulation Unit Value is determined at the end of a valuation period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding valuation period by the Investment Performance Factor for the current valuation period and reducing the result by the mortality and expense risk charges.(1/)





------------------------

1/ The Investment Performance Factor is determined at the end of each valuation period and is the ratio of A/B where "A" is the value of Old Account C as of the end of such valuation period immediately prior to making any deposits into and any withdrawals from Old Account C, reduced by the investment management charge assessed against such value at an annual
                                                                  (continued...)

         The market value of Old Account C's assets for each valuation period is determined as follows: (1) each security's market value is determined by the last closing price as reported on the Consolidated Tape (a daily report listing the closing price quotations of securities); (2) securities that are not reported on the Consolidated Tape but where market quotations are available are valued at the most recent bid price; (3) value of the other assets and securities where no quotations are readily available is determined in the manner directed in good faith by the Board of Managers.

         Old Account C's net value is calculated by reducing the market value of the assets by liabilities at the end of a valuation period.

         ANNUITY PAYMENTS. The Contracts provide for a series of monthly annuity payments to begin on the retirement date. The Contract owner may select from three variable payment options: a variable annuity with monthly payments during the lifetime of the Contract owner; a variable annuity paid monthly to the Contract owner or the person named to receive the annuity payments (the "Annuitant") as long as either shall live; or a variable annuity paid monthly during the lifetime of the Contract owner with a minimum guaranteed period of 60, 120 or 180 months. The amount of the annuity payments depends on the payment option chosen, the age of the Annuitant, and the value of the Contract on the retirement date. The minimum amount of the first annuity payments must be $20. If the first monthly payment would be less than $20, Transamerica may make a single payment equal to the total value of the Contract owner's account (the "Accumulation Account Value").

         DEATH BENEFIT. The Contracts provide a death benefit payable if the Contract owner (or Annuitant) dies before the selected retirement date. For Annual Deposit and Deferred Contracts, Transamerica will pay the beneficiary the Accumulation Account Value as of the date Transamerica receives due proof of the deceased's death and payment instructions. In lieu of the payment of such value in one sum, the beneficiary may elect to have all or part of the Accumulation Account Value applied under one of the forms of annuity payments described above, or elect an optional method of payment subject to agreement by the Company and compliance with applicable federal and state law. For Immediate Contracts, Transamerica will pay to the beneficiary the Accumulation Account Value based on the accumulation unit value determined on the valuation date coinciding with or next following the date the Company receives proof of death.


---------------------------
1/  (...continued)
rate of 0.30%; and "B" is the value of Old Account C as of the end of the preceding valuation period immediately after making any deposits into and any withdrawals from Old Account C, including any charges for expense and mortality risks assessed against the Fund on that date, from Old Account C.

         If the death occurs on or after the retirement date, death benefits, if any, payable to the beneficiary shall be provided under the annuity option or elected optional payment method then in effect.

         SURRENDER AND PARTIAL WITHDRAWALS. Annual Deposit and Single Deposit Deferred Contracts may be surrendered or partially withdrawn prior to a selected retirement date for the Accumulated Account Value. That value will be established at the end of the day on which the written request for withdrawal or surrender is received, provided the New York Stock Exchange is open for trading on that day. There is no surrender or withdrawal charge. A Contract must be surrendered if a withdrawal reduces the Accumulated Account Value below $10 for an Annual Deposit Contract or $20 for a Single Deposit Deferred Contract. There are no surrender or withdrawal privileges for Single Immediate Contracts.

         CHARGES AND DEDUCTIONS -- SALES CHARGE. Transamerica deducts a sales charge from each payment made under the Contracts. The sales charge, which will continue to be deducted after the Reorganization, is 6.5% of the first $15,000 of payments made under the Contract; 4.5% of the next $35,000 of payments made under the Contract; 2.0% of the next $100,000 of payments made; and 0.0% (no charge) for payments exceeding $150,000 under the Contract.

         ADMINISTRATIVE CHARGE. Transamerica deducts an administrative expense charge from each payment made under the Contracts. This charge, which will continue to be deducted after the Reorganization, is 2.5% of the first $15,000 of payments made under the Contract; 1.5% of the next $35,000 of payments made under the Contract; 0.75% of the next $100,000 of payments made under the Contract; and 0.0% (no charge) for payments exceeding $150,000 under the Contract. This fee is guaranteed not to increase for the duration of the Contract.

         MORTALITY AND EXPENSE RISK CHARGE. Transamerica deducts a daily charge on assets in Old Account C to compensate it for bearing certain mortality and expense risks in connection with the Contracts. This charge is equal to an effective annual rate of 1.10% of the value of the net assets in Old Account C. The 1.10% charge consists of approximately 0.77% attributable to mortality risk, and approximately 0.33% attributable to expense risk. Transamerica guarantees that this charge will never exceed 1.10%. After the Reorganization, this charge will be reduced to offset the amount by which the expenses of the Growth Portfolio are higher than the expenses of Old Account C.

         TAXES. Certain states impose a premium tax on annuity payments received by insurance companies. Transamerica will deduct the aggregate premium taxes paid on behalf of a particular Contract either from: (a) payments as they are received; or (b) the Accumulated Account Value when a conversion is made to provide annuity benefits. Premium taxes currently range from 0% to 3.5%. No charges are currently made for federal, state, or local taxes other than premium taxes.

         OLD ACCOUNT C EXPENSES. A fee at an annual rate of 0.30% of the average daily net assets of Old Account C is charged for Transamerica's investment advisory services.

THE FUND

         The Fund is an open-end, diversified management investment company incorporated in the state of Maryland on June 23, 1995, as the successor to Old Account C. The Fund currently consists of one investment portfolio, the Growth Portfolio. Additional investment portfolios may be created from time to time. An investor in the Fund is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Growth Portfolio. Likewise, an investor shares pro-rata in any losses of the Growth Portfolio. Additional information about the Fund is contained in the Fund's prospectus which accompanies this Proxy Statement/Prospectus as Exhibit C and is incorporated herein by reference.

RECOMMENDATION OF THE BOARD OF MANAGERS

         The Board of Managers believes that the Reorganization is in the best interests of Old Account C and that the interests of existing Contract owners will not be diluted as a result of the Reorganization. The Board also believes that the terms of the Agreement are reasonable and fair, and do not involve overreaching on the part of any person concerned. The Board affirmatively recommends that the Contract owners vote to approve and adopt the Agreement and the Reorganization.

                   THE BOARD OF MANAGERS RECOMMENDS APPROVAL
                             OF THE REORGANIZATION


II.      ELECTION OF THE BOARD OF DIRECTORS

BOARD OF DIRECTORS OF THE FUND

         It is proposed that the Board of Managers of Old Account C be elected as the Board of Directors of the Fund. Accordingly, the following persons have been nominated for election to the Board as the entire Board of Directors, to hold office until his or her successor is duly elected and qualified, or until his or her death, or until he or she shall resign or shall have been removed from the Board: Donald E. Cantlay, Richard N. Latzer, DeWayne W. Moore, Gary U. Rolle, and Peter J. Sodini. These nominees are the current members of the Board of Managers of Old Account C, and also the current members of the Board of Directors of the Fund. All nominees have consented to being named in this Proxy Statement/Prospectus and have agreed to serve if elected. If any nominee is unable to serve as a Director at the time of the Meeting, or before any adjournment thereof, another person or persons may be nominated for election as a Director. The proxy holder named in the enclosed proxy intends to vote all proxies (except those in which authority to vote on

Directors is withheld) in favor of the nominees to the Board of Directors named in the following table.

         The Fund had not commenced operations as of the date of this Proxy Statement/Prospectus. The Board of Directors has not established any audit, nominating or compensation committees.

         The members and nominees of the Board of Directors of the Fund are as follows:



                                   Position
Name, Age and Address**          with the Fund               Principal Occupation During the Past Five Years
-----------------------          -------------               -----------------------------------------------
Donald E. Cantlay (74)        Board of Directors            Director, Managing General Partner of Cee 'n' Tee Company; Director of
                                                            California Trucking Association and Western Highway Institute; Director
                                                            of FPA Capital Fund and FPA New Income Fund.

Richard N. Latzer (59)*       Board of Directors            President, Chief Executive Officer and Director of Transamerica
                                                            Investment Services, Inc.; Senior Vice President and Chief Investment
                                                            Officer of Transamerica Corporation.

DeWayne W. Moore (82)         Board of Directors            Retired Senior Vice President, Chief Financial Officer and Director of
                                                            Guy F. Atkinson Company of California; Director of FPA Capital Fund and
                                                            FPA New Income Fund.

Gary U. Rolle (55)*           Chairman, Board of            Director, Transamerica  INVESTORS, INC.; Director, Executive Vice
                              Directors                     President and Chief Investment Officer of Transamerica Investment
                                                            Services, Inc.; Director and Chief Investment Officer of Transamerica
                                                            Occidental Life Insurance Company.

Peter J. Sodini (55)          Board of Directors            Associate, Freeman Spogli & Co. (a private Investor); President and
                                                            Chief Executive Officer, Purity Supreme, Inc. (a supermarket). President and Chief Executive Officer, Quality Foods International (supermarkets);
                                                            Director Pamida Holdings Corp. (a  retail merchandiser) and Buttrey Food and Drug Co. (a supermarket).


* These members of the Board are interested persons as defined by Section 2(a) (19) of the 1940 Act.
** The mailing address of each Board member is 1150 South Olive, Los Angeles, California 90015.

         The principal occupations listed above apply for the last five years. In some instances, occupation listed above is the current position. Prior positions with the same company or affiliate are not indicated.

         The executive officers of the Fund are described in the table below. They are the same as the executive officers of Old Account C.


                                   Position
Name, Age and Address**          with the Fund               Principal Occupation During the Past Five Years
-----------------------          -------------               -----------------------------------------------
Barbara A. Kelley (43)        President                     President, Chief Operating Officer and Director of Transamerica
                                                            Financial Resources, Inc. and President and Director of Transamerica
                                                            Securities Sales Corporation, Transamerica Advisors, Inc., Transamerica
                                                            Product, Inc., Transamerica Product, Inc. I, Transamerica Product, Inc.
                                                            II, Transamerica Product, Inc. IV, and Transamerica Leasing Ventures,
                                                            Inc.

*Matt Coben (35)              Vice President                VICE PRESIDENT, Broker/Dealer Channel OF THE INSTITUTIONAL MARKETING
                                                            SERVICES DIVISION of Transamerica Life Insurance and Annuity Company and
                                                            prior to 1994, Vice President and National Sales Manager of the Dreyfus
                                                            Service Organization.

Sally S. Yamada (44)          Treasurer and                 Vice President and Treasurer of Transamerica
                              Assistant Secretary           Occidental Life Insurance Company and Treasurer of
                                                            Transamerica Life Insurance and Annuity Company.

Thomas M. Adams (61)          Secretary                     Partner in the law firm of Lanning, Adams & PETERSON.

Regina M. Fink (40)           Assistant Secretary           Counsel for Transamerica Occidental Life Insurance Company and prior to
                                                            1994 Counsel and Vice President for Colonial Management  ASSOCIATES ,
                                                            Inc.



* The mailing address of this officer is 101 North Tryon Street, Suite 1070, CHARLOTTE, North Carolina 28246.
** The mailing address of each officer is 1150 South Olive, Los Angeles, California 90015.


COMPENSATION


         The following table shows the compensation expected to be paid by the Fund AND THE FUND COMPLEX during the current fiscal year ENDING DECEMBER 31, 1996, to all Directors of the Fund.



      Name of Person
      --------------             Aggregate             Total Pension or           Compensation
                                Compensation         Retirement Benefits         From Registrant
                               From Fund 1/       Accrued As Part of Fund       and Fund Complex
                                                        Expenses 1/ 2/       Paid to Directors 2/ 3/

     Donald E. Cantlay              -0-                      -0-                    $6,000

     Richard N. Latzer              -0-                      -0-                     -0-

      DeWayne W. Moore              -0-                      -0-                    $6,250

      Gary U. Rolle                 -0-                      -0-                     -0-

      Peter J. Sodini               -0-                      -0-                    $4,750



         Members of the Board, Officers or other individuals affiliated with the Fund, who are also Officers, Directors or employees of Transamerica, are not entitled to any compensation from the Fund for their services to the Fund. There is no long-term compensation and no grants of stock options provided to any executive officer.

         None of the directors, executive officers or nominees for election as a director, nor any of their immediate family has engaged in the last fiscal year of Old Account C in any transaction to which Old Account C was a party in which the amount involved exceeded $60,000. None of the aforementioned persons is indebted to Old Account C in any amount.

         There are no material pending legal proceedings to which any director, nominee, or affiliated person (as defined in the 1940 Act) of such director or nominee is an adverse party to Old Account C or any of its affiliated persons, or has a material interest adverse to Old Account C or any of its affiliated persons.


----------------------------------------


1/ ONCE THE FUND COMMENCES OPERATION, EACH DIRECTOR OF THE FUND WILL BE COMPENSATED $250 FOR EACH MEETING THEY ATTEND. (THE BOARD OF THE FUND PLANS TO HOLD FOUR REGULARLY SCHEDULED BOARD MEETINGS EACH YEAR; OTHER MEETINGS MAY BE SCHEDULED.) THIS IS THE SAME COMPENSATION THE DIRECTORS RECEIVED WHILE MEMBERS OF THE BOARD OF MANAGERS OF OLD ACCOUNT C.



2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.



3/ During FISCAL YEAR 1996, each Board MEMBER was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc. THESE REGISTERED INVESTMENT COMPANIES COMPRISE THE "FUND COMPLEX."



      THE BOARD OF MANAGERS RECOMMENDS A "VOTE FOR" EACH NOMINEE TO THE
                             BOARD OF DIRECTORS.

III. APPROVAL OR DISAPPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE GROWTH PORTFOLIO OF THE FUND

         If the Reorganization is approved, Contract owners will be called upon to instruct Transamerica as to the approval or the disapproval of an investment advisory agreement between Transamerica and the Fund. Transamerica currently serves as investment adviser to Old Account C. Transamerica, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is located at 1150 South Olive, Los Angeles, California 90015, is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. The proposed Investment Advisory Agreement was approved by the Board of Directors of the Fund, including approval by a majority of the Directors who are not interested persons of the Fund, on July 24, 1996.

         The Investment Advisory Agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica. The agreement is also terminable by Transamerica on 90 days' written notice to the Fund.

         A copy of the Investment Advisory Agreement is appended hereto as Exhibit D. Under the terms of the Investment Advisory Agreement, Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the Growth Portfolio's assets by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.


         For its services to the Growth Portfolio of the Fund, Transamerica will receive an advisory fee of 0.75% of the average daily net assets of the Growth Portfolio. The fee is deducted daily from the assets of the Growth Portfolio. Transamerica may waive some or all of its fee from time to time at its discretion. THIS ADVISORY FEE WILL BE HIGHER THAN THE ADVISORY FEE OF 0.30% OF AVERAGE DAILY NET ASSETS THAT HAS BEEN CHARGED AGAINST THE ASSETS OF OLD ACCOUNT C. FOR THE YEAR ENDED DECEMBER 31, 1995, THE ACTUAL ADVISORY FEE PAID TO TRANSAMERICA BY OLD ACCOUNT C WAS $67,198. ASSUMING THE PROPOSED INVESTMENT ADVISORY AGREEMENT HAD BEEN IN PLACE DURING THE YEAR ENDED DECEMBER 31, 1995, THE ADVISORY FEE FOR OLD ACCOUNT C WOULD HAVE BEEN APPROXIMATELY $176,987. THE DIFFERENCE BETWEEN THE ACTUAL AND THE PROPOSED FEE FOR

THE YEAR ENDED DECEMBER 31, 1995 IS APPROXIMATELY 250%. HOWEVER, ANY INCREASE IN THE ADVISORY FEE AFTER THE REORGANIZATION WILL BE FULLY OFFSET BY A REDUCTION IN THE MORTALITY AND EXPENSE RISK CHARGE SO THAT THE TOTAL ANNUAL EXPENSES OF CONTRACT OWNERS WILL NOT CHANGE. THIS OFFSET WILL REMAIN IN EFFECT FOR THE DURATION OF THE CONTRACTS.


         The names of Directors and Executive Officers of Transamerica, their positions and offices with Transamerica, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive, Los Angeles, California 90015-2211, unless otherwise indicated.

                                                                                Other business and business
                                                                              address, profession, vocation or
                                                                             employment of a substantial nature
                                                                                       engaged in for
                                                      Position and             his own account during last two
Name and Principal          Position and Offices     Offices with          fiscal years or as director, officer,
 Business Address             with Transamerica      Old Account C              employee, partner or trustee
-----------------             -----------------      -------------              ----------------------------
Robert Abeles                Director, Executive Vice       None                      None
                             President & Chief Financial
                             Officer

Thomas J. Cusack             Director, President &          None                      Senior Vice President of
                             Chief Executive Officer                                  Transamerica Corporation

James W. Dederer             Director, Executive            None                      None
                             Vice President, General
                             Counsel and Corporate
                             Secretary

John A. Fibiger              Director, Chairman             None                      None

Richard H. Finn*             Director                       None                      Executive Vice President of Transamerica
                                                                                      Corporation; Director, President and Chief
                                                                                      Executive Officer of Transamerica Finance
                                                                                      Group, Inc.

David E. Gooding             Director, Executive            None                      None
                             Vice President and
                             Chief Information Officer

Edgar H. Grubb*              Director                       None                      Executive Vice President, and Chief Financial
                                                                                      Officer and Secretary of Transamerica
                                                                                      Corporation

Frank C. Herringer*          Director                       None                      Director, Chairman and Chief Executive Officer
                                                                                      of Transamerica Corporation

Daniel E. Jund                Director                    None                     President and Chief Executive Officer of
                                                                                   Transamerica Assurance Company

Richard N. Latzer*            Director and Chief          Director                 Director, Senior Vice President
                              Investment Officer                                   Officer of Transamerica Corporation; Director,
                                                                                   President and Chief Executive Officer of
                                                                                   Transamerica Investment Services, Inc.

Charles E. LeDoyen**          Director and President      None                     None
                              Structured Settlements
                              Division

Karen O. MacDonald            Director, Senior Vice       None                     None
                              President & Corporate
                              Actuary

Gary U. Rolle                 Director and Chief          Chairman,                Executive Vice President
                              Investment Officer          Board of                 and Chief Investment
                                                          Managers                 Officer of Transamerica Investment Services, Inc.

James B. Roszak               Director, President         None                     None
                              Life Insurance Division
                              and Chief Marketing Officer

William E. Simms**            Director and President,     None                     None
                              Reinsurance Division

Nooruddin S. Veerjee          Director and President,     None                     Director, President of
                              Group Pension Division                               Transamerica Life Insurance and
                                                                                   Annuity Company

Robert A. Watson              Director                    None                     Executive Vice President, Transamerica
                                                                                   Corporation

--------------------

 *       600 Montgomery Street, San Francisco, California 94111
**       100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004



          THE BOARD OF MANAGERS OF OLD ACCOUNT C RECOMMENDS that, following the Reorganization, the Contract owners approve the Investment Advisory Agreement by which Transamerica will serve as investment adviser to the Growth Portfolio.



         THE PRINCIPAL FACTORS CONSIDERED BY THE BOARD OF MANAGERS IN MAKING THIS RECOMMENDATION WERE AS FOLLOWS. Transamerica has been the investment advisor to Old Account C since its inception and has provided high quality
administrative and insurance services.    MOREOVER, THE investment performance
of the Account under Transamerica's management has been outstanding.


      THE BOARD OF MANAGERS RECOMMENDS A VOTE TO APPROVE THE INVESTMENT
                             ADVISORY AGREEMENT.


IV. APPROVAL OR DISAPPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE GROWTH PORTFOLIO OF THE FUND


         If the Reorganization is approved, Contract owners will be called upon to instruct Transamerica as to the approval or the disapproval of an investment sub-advisory agreement between Transamerica and Transamerica Investment Services, Inc. Investment Services is currently the sub-advisor for Old Account C. Investment Services is a wholly-owned subsidiary of Transamerica Corporation, and renders investment services to the Fund. Investment Services has been in existence since 1967, and has provided investment services to investment companies SINCE 1968 and the Transamerica Life Companies since
1981. Investment Services SERVES AS THE SUB-ADVISOR TO TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B, A MANAGEMENT SEPARATE ACCOUNT WITH $40.6 MILLION IN NET ASSETS AS OF DECEMBER 31, 1995, THAT HAS AN INVESTMENT OBJECTIVE AND ADVISORY FEE IDENTICAL TO OLD ACCOUNT C. SINCE OCTOBER 1995, INVESTMENT SERVICES HAS SERVED AS INVESTMENT ADVISOR TO TRANSAMERICA PREMIER EQUITY FUND ("EQUITY FUND"), A MUTUAL FUND WITH $11.0 MILLION IN NET ASSETS AS OF DECEMBER 31, 1995, THAT SEEKS TO MAXIMIZE LONG-TERM GROWTH. FOR ITS SERVICES TO THE EQUITY FUND, INVESTMENT SERVICES RECEIVES AN ANNUAL FEE OF .85% ON THE FIRST $1 BILLION OF ASSETS. THIS REDUCES TO .82% ON THE NEXT $1 BILLION, AND FINALLY
 .80% ON ASSETS OVER $2 BILLION.



         INVESTMENT SERVICES is located at 1150 South Olive, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Fund's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. THIS FEE IS PAID BY TRANSAMERICA OUT OF ITS ADVISORY FEE (DISCUSSED ABOVE), NOT BY THE FUND. PRIOR TO THE REORGANIZATION, THE ASSETS HELD IN OLD ACCOUNT C WERE MANAGED BY INVESTMENT SERVICES PURSUANT TO AN AGREEMENT WHEREBY INVESTMENT SERVICES MANAGED ALL THE ASSETS OF TRANSAMERICA IN EXCHANGE FOR A FLAT FEE. INVESTMENT SERVICES WAS NOT PAID A PERCENTAGE OF THE NET ASSETS IT MANAGED IN OLD ACCOUNT C. THEREFORE, IT IS NOT POSSIBLE TO ACCURATELY PROVIDE THE DOLLAR AMOUNT PAID WITH RESPECT TO OLD ACCOUNT C OR THE PERCENTAGE DIFFERENCE BETWEEN THE CURRENT AND THE PROPOSED SUBADVISORY FEE. Investment Services will provide recommendations on the management of Fund assets, provide investment research reports and information, supervise and manage the investments of the Growth Portfolio, and direct the purchase and sale of Portfolio investments. Investment decisions regarding the composition of the Growth Portfolio and the nature and timing of changes in the Portfolio are subject to the control of the Board of Directors of the Fund.

         The Investment Sub-Advisory Agreement, a copy of which is attached as Exhibit E, was approved for the Growth Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996. The Investment Sub-Advisory Agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The Investment Sub-Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Investment Sub-Advisory Agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 60 days' written notice to Investment Services. The agreement is also terminable by Transamerica or Investment Services on 90 days' written notice to the Fund.

         The names and principal occupations of the executive officers and directors of Investment Services are provided below. The address of each director and executive officer is 1150 South Olive, Los Angeles, California 90015-2211, unless otherwise indicated.

Directors

Thomas J. Cusack          Frank C. Herringer
Richard H. Finn           Richard N. Latzer
Edgar H. Grubb            Gary U. Rolle'

Officers

President and Chief Executive Officer                         Richard N. Latzer*
Executive Vice President and Chief Investment Officer         Gary U. Rolle'
Senior Vice President                                         Susan A. Silbert
Vice President, Chief Financial Officer and Secretary         J. Richard Atwood
Vice Presidents                                               Glen E. Bickerstaff
                                                              John M. Casparian
                                                              Heather E. Creeden
                                                              Sharon K. Kilmer
                                                              Michael F. Luongo
                                                              Thomas D. Lyon
                                                              Heidi W. Robertson
                                                              Jeffrey Van Harte*
Assistant Vice Presidents                                     Stephen J. Ahearn
                                                              Bruce C. Edwards

                                                              James J. Flick
                                                              William L. Griffin
                                                              Kevin J. Hickam
                                                              Matthew W. Kuhns
                                                              Timothy A. Monte
                                                              Thomas J. Ray
                                                              Philip W. Treick*
                                                              Reza Vahabzadeh

*Located at:
600 Montgomery Street
San Francisco, CA  94111
(415) 983-4358



          THE BOARD OF MANAGERS OF OLD ACCOUNT C RECOMMENDS that the Contract owners approve the Investment Sub-Advisory Agreement by which Investment Services will serve as investment sub-adviser to the Growth Portfolio. The Board of Managers makes its recommendation that Contract owners approve the Investment Sub-Advisory Agreement because the agreement is substantially identical to the current agreement (EXCEPT FOR THE FEE STRUCTURE) for OLD ACCOUNT C and the investment objective and policies of the Growth Portfolio are substantially identical to investment objective and policies of Old Account C (and New Account C) following the Reorganization.



          IN ADDITION, THE BOARD OF MANAGERS CONSIDERED THAT INVESTMENT SERVICES has been the sub-advisor for Old Account C since 1981, and in managing the portfolio it has provided Contract OWNERS with excellent investment performance.


      THE BOARD OF MANAGERS RECOMMENDS A VOTE TO APPROVE THE INVESTMENT
                           SUB-ADVISORY AGREEMENT.


V.       RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT  AUDITORS

         If the Reorganization is approved, Contract owners will be called upon to instruct the Company as to the ratification or the rejection of the selection of Ernst & Young LLP as the independent auditors of the Fund. Ernst & Young LLP currently serves as independent auditors for Old Account C.

         On July 24, 1996, the Board of Directors of the Fund, INCLUDING A MAJORITY OF DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND, unanimously selected Ernst & Young LLP as independent auditors for the Fund. The services performed by Ernst & Young LLP are all considered to be audit services and include: examination of annual financial statements; review and consultation connected with filings of annual reports to Contract owners and with the SEC; and consultation on financial accounting and reporting matters. The selection of Ernst & Young LLP as the independent auditors for the Fund constituted approval by the Board of Directors of each of the foregoing audit services, and the Board of Directors believes that the services have no effect on audit independence.


         Ernst & Young LLP also serves as the independent auditor for Transamerica. Ernst & Young LLP has no direct or indirect financial interests in either Old Account C, the Fund, or Transamerica, nor any connection with Old Account C, the Fund or Transamerica in the capacity of underwriter, voting manager, director, officer or employee. A representative of Ernst & Young LLP will attend the Meeting, will be given an opportunity to make a statement if he or she desires to do so, and will be available to answer appropriate questions.

      THE BOARD OF MANAGERS RECOMMENDS A VOTE "FOR" RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE FUND.


VI.      OTHER INFORMATION

PRINCIPAL HOLDERS OF SHARES OF THE FUND

         The Board of Directors of the Fund, including nominees at the Meeting, owns as a group less than one percent of the outstanding shares of the Fund.

         As of December 31, 1995, approximately 74% of the assets in Old Account C were owned by Transamerica. It is anticipated that Transamerica will own approximately the same percentage of the Fund's shares.

         Upon consummation of the Reorganization, no Contract owner will own five percent or more of the outstanding shares of the Fund.

PRINCIPAL HOLDERS OF THE CONTRACTS

         There are no Contract owners holding five percent or more of the outstanding units of Old Account C. The Board of Managers of Old Account C, including nominees at the Meeting, owns as a group less than one percent of the outstanding units of Old Account C.

LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which Transamerica, Old Account C, or the Fund are a party, or to which their property is subject, which depart from the ordinary routine litigation incident to the kinds of business conducted by them.

LEGAL OPINIONS

         Legal matters relating to federal securities laws and federal income tax laws applicable to the Contracts have been passed upon by James W. Dederer, Executive Vice President, General Counsel and Corporate Secretary to Transamerica Occidental Life Insurance Company.

PUBLIC INFORMATION

         Public information filed by Old Account C or the Fund can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

INTERESTS OF NAMED EXPERTS AND COUNSEL

         No expert named herein or any counsel was employed on a contingent basis, or did or will receive in connection herewith any substantial interest, direct or indirect, in Old Account C or the Fund.

OTHER MATTERS

         The Board of Managers of Old Account C and the Board of Directors of the Fund do not know of any other matter that may properly be brought, and which is likely to be brought, before the Meeting. However, should other matters be properly brought before the Meeting, the persons named on the enclosed proxy or their substitutes will vote in accordance with their best judgment on such matters.

         WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY. YOUR VOTE IS IMPORTANT. IF YOU WISH TO ATTEND THE MEETING AND VOTE IN PERSON, YOU MAY REVOKE YOUR PROXY.

                          By Order of the Board of Managers

                                  Exhibit A

                     Agreement and Plan of Reorganization


         This document is incorporated by reference to Exhibit 13 to the initial Registration Statement on Form N-1A of Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (November 3, 1995).

                                  Exhibit B

         Transamerica Occidental's Separate Account Fund C Prospectus


         This document is incorporated by reference to the prospectus filed with Post-Effective Amendment No. 42 TO THE
         REGISTRATION STATEMENT ON FORM N-3 of Transamerica
         Occidental's Separate Account Fund C, File No. 2-36250 (April
         26, 1996).

                                  Exhibit C

            Transamerica Variable Insurance Fund, Inc. Prospectus


         This document is incorporated by reference to the prospectus filed with PRE-EFFECTIVE AMENDMENT NO. 1 TO THE Registration Statement on Form N-1A of Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (SEPTEMBER 12, 1996).

                                  Exhibit D

                        Investment Advisory Agreement


         THIS DOCUMENT IS INCORPORATED BY REFERENCE TO THE
         LIKE-NUMBERED EXHIBIT TO THE PROSPECTUS FILED WITH THE
         INITIAL REGISTRATION STATEMENT ON FORM N-14 OF TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C, FILE NO. 333-11599
         (SEPTEMBER 9, 1996).

                                  Exhibit E

                      Investment Sub-Advisory Agreement


         THIS DOCUMENT IS INCORPORATED BY REFERENCE TO THE
         LIKE-NUMBERED EXHIBIT TO THE PROSPECTUS FILED WITH THE
         INITIAL REGISTRATION STATEMENT ON FORM N-14 OF TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C, FILE NO. 333-11599
         (SEPTEMBER 9, 1996).

                                  Exhibit F

                                Form of Proxy


         THIS DOCUMENT IS INCORPORATED BY REFERENCE TO THE
         LIKE-NUMBERED EXHIBIT TO THE PROSPECTUS FILED WITH THE
         INITIAL REGISTRATION STATEMENT ON FORM N-14 OF TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C, FILE NO. 333-11599
         (SEPTEMBER 9, 1996).

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

              Transamerica Occidental's Separate Account Fund C

                     STATEMENT OF ADDITIONAL INFORMATION
                               October 9, 1996






         This Statement of Additional Information is not a prospectus. The Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement of Transamerica Occidental's Separate Account Fund C dated October 9, 1996. That document may be obtained by writing Transamerica Occidental Life Insurance Company, AT THE TRANSAMERICA ANNUITY SERVICE CENTER, 101 NORTH TRYON STREET, SUITE 1720, CHARLOTTE, NC 28246 or by telephoning 1-800- 258-4260, EXT. 5560.






                               TABLE OF CONTENTS


Exhibit A -Transamerica Occidental's Separate Account Fund C Statement of
Additional Information (April 26, 1996) . . . . . . . . . . . . . . . . . . . .


Exhibit B -Transamerica Occidental's Separate Account Fund C Semi-Annual Report
(June 30, 1996) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


Exhibit C - Growth Portfolio of Transamerica Variable Insurance Fund, Inc.
Statement of Additional Information (OCTOBER 7, 1996) . . . . . . . . . . . . .

         Additional Information About Old Account C

                  Additional information regarding Transamerica Occidental's Separate Account Fund C ("Old Account C") is found in the Statement of Additional Information to Old Account C's Registration Statement on Form N-3 filed with the Securities and Exchange Commission as Post-Effective Amendment No. 42 on April 26, 1996 (File Nos. 2-36250; 811-2025). This Statement
                  of Additional Information is attached hereto as Exhibit A.

         Additional Information About the Fund


                  Additional information regarding the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Fund") is found in the Statement of Additional Information to the Fund's PRE-EFFECTIVE AMENDMENT TO ITS Registration Statement on Form N-1A filed with the Securities and Exchange Commission on SEPTEMBER 12, 1996 (File No. 33-98984). That Statement of Additional Information is attached hereto as Exhibit C.


         Financial Statements

                  Financial statements regarding Old Account C dated December 31, 1995 are included in the Statement of Additional Information provided in Exhibit A. Unaudited financial statements regarding Old Account C dated June 31, 1996 are included in the Semi-Annual Report of Old Account C provided in Exhibit B.

                                  Exhibit A

              Transamerica Occidental's Separate Account Fund C
                     Statement of Additional Information


         This document is incorporated by reference to the Statement of Additional Information filed with Post-Effective Amendment No. 42 of Transamerica Occidental's Separate Account Fund C, File No. 2-36250 (April 26, 1996).

                                  Exhibit B

              Transamerica Occidental's Separate Account Fund C
                              Semi-Annual Report


         This document is incorporated by reference to the Semi-Annual Report of Transamerica Occidental's Separate Account Fund C dated June 30, 1996, File No. 2-36250 (August 29, 1996).

                                  Exhibit C

                  Transamerica Variable Insurance Fund, Inc.
                     Statement of Additional Information



         This document is incorporated by reference to the Statement of Additional Information filed with PRE-EFFECTIVE AMENDMENT NO. 1 TO the initial Registration Statement on Form N-1A of Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (SEPTEMBER 12, 1996).

                                    PART C

                              OTHER INFORMATION

              TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND C

                         PART C -- OTHER INFORMATION


Item 15.          Indemnification

                  In general, pursuant to the Rules and Regulations of the Registrant, each member of the Board and each Officer and agent of the Separate Account shall be indemnified by the Separate Account for expenses incurred in connection with the defense of any proceeding in which he is made a party by reason of the fact that he holds or held such position with the Separate Account. However, there shall be no indemnification in relation to matters as to which such person shall be finally adjudged in such proceeding to be liable for negligence or misconduct in the performance of duties. No person shall be protected against liability to the Separate Account or to Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

                  Pursuant to the Distribution Agreement with the Underwriter, Transamerica will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica.

                  The directors and officers of Transamerica Occidental Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $65,000,000 for Coverage A and $55,000,000 for Coverage B for the period 11/25/95 to 11/25/96. Coverage B is subject to a self insured retention of $5,000,000. The primary policy under the program is with Corporate Officers and Directors Assurance Holding Limited
                  (CODA).

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.          Exhibits

                  (1) Resolution establishing Transamerica Occidental's Separate Account Fund C. 1/

                  (2) Rules and Regulations of Transamerica Occidental's Separate Account Fund C. 1/

                  (3)     Not applicable.

                  (4)     Agreement and Plan of Reorganization. 2/

                  (5)     Not applicable.

                  (6)     (a)        Investment Advisory Agreement. 3/

                          (b)        Investment Sub-Advisory Agreement. 4/

                  (7)     Marketing Agreement. 5/

                  (8)     Not applicable.

                  (9) Custodian Agreement between Registrant, Transamerica Occidental Life Insurance company and Boston Safe Deposit and Trust Company of California. 6/

                  (10)    Not applicable.

                  (11) Opinion and consent of counsel as to the legality of the securities being registered.

                  (12) Private letter ruling from the Internal Revenue Service supporting tax matters. 8/

                  (13)    Not applicable.

                  (14)    Opinion and consent of Ernst & Young LLP.

                  (15)    Not applicable.

                  (16) Power of attorney pursuant to which the name of any person has been signed to the registration statement. 7/

                  (17)    Not applicable.

-----------------

         1/ Incorporated by reference to the exhibits filed as part of Old Account C's registration statement on Form N-8B-1.

         2/ Incorporated by reference to Exhibit 13 to the initial Registration Statement on Form N-1A of Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (November 3, 1995).

         3/       Included by reference to Exhibit D to Part A
                  (Prospectus/Proxy Statement) of the initial filing of this Registration Statement on Form N-14, File No. 333-11599 (September 9, 1996).

         4/       Included by reference to Exhibit E to Part A
                  (Prospectus/Proxy Statement) of the initial filing of this Registration Statement on Form N-14, File No. 333-11599 (September 9, 1996).

         5/ Incorporated by reference to the exhibits filed as part of Old Account C's registration statement on Form N-1.

         6/ Incorporated by reference to Exhibit 3 filed as part of Old Account C's Post-Effective Amendment No. 42 on Form N-3, File No. 2-36250 (April 26, 1996).

         7/ Incorporated by reference to Exhibit 15 filed as part of Separate Account C's Post-Effective Amendment No. 43 on Form N-4, File No. 2-36250 (August 8, 1996) and to Exhibit 16 filed as part of Old Account C's Post-Effective Amendment No. 42 on Form N-3, File No. 2-36250 (April 26, 1996).

         8/ Incorporated by reference to the like-numbered exhibit to the initial filing of this Registration Statement on Form N-14, File No. 333-11599 (September 9, 1996).

Item 17.          Undertakings

                  (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of Transamerica Occidental's Separate Account Fund C, in the City of Los Angeles, State of California on the 4th day of October, 1996.

                           TRANSAMERICA OCCIDENTAL'S
                            SEPARATE ACCOUNT FUND C

                           By:
                              ---------------------------------
                              Barbara A. Kelley, President*

         As required by the Securities Act of 1933, this registration statement has been signed on October 4, 1996 by the following persons in the capacities indicated.

              SIGNATURE                                                            TITLE
              ---------                                                            -----
                             *
      -----------------------
          Barbara A. Kelley                                                      President

                             *
      -----------------------
           Sally S. Yamada                                          Treasurer and Assistant Secretary

                             *
      -----------------------
          Donald E. Cantlay                                           Member of the Board of Managers

                             *
      -----------------------
          Richard N. Latzer                                           Member of the Board of Managers

                             *
      -----------------------
          DeWayne W. Moore                                            Member of the Board of Managers

                             *
      -----------------------
           Gary U. Rolle'                                            Chairman of the Board of Managers

                             *
      -----------------------
           Peter J. Sodini                                            Member of the Board of Managers



 /s/ James W. Dederer
-----------------------------------------------------------------------
*By James W. Dederer, pursuant to Power of Attorney

                                   SIGNATURES

         As required by the Securities Act of 1933 this registration statement has been signed on behalf of the registrant, in the City of Los Angeles and State of California on October 4, 1996.

                          TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY



                          /s/ James W. Dederer
                          -------------------------------------
                          JAMES W. DEDERER, Executive Vice President, General Counsel
                          and Corporate Secretary
                          *Attorney-in-Fact

         As required by the Securities Act of 1933, this registration statement has been signed on October 4, 1996 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

SIGNATURE                                                   SIGNATURE
---------                                                   ---------
                           *                                                             *
---------------------------                                 -----------------------------
Thomas J. Cusak                                             Richard N. Latzer
Director, President and                                     Director
Chief Executive Officer

                           *                                                             *
---------------------------                                 -----------------------------
Robert Abeles                                               Charles E. LeDoyen
Director, Executive Vice President &                        Director
Chief Financial Officer


                           *                                                             *
---------------------------                                 -----------------------------
James W. Dederer                                            Karen O. MacDonlad
Director                                                    Director

                           *                                                             *
---------------------------                                 -----------------------------
John A Fibiger                                              Gary U. Rolle'
Director                                                    Director

                           *                                                             *
---------------------------                                 -----------------------------
Richard H. Finn                                             James B. Roszak
Director                                                    Director


                           *                                                             *
---------------------------                                 -----------------------------
David E. Gooding                                            William E. Simms
Director                                                    Director

                           *                                                             *
---------------------------                                 -----------------------------
Edgar H. Grubb                                              Nooruddin S. Veerjee
Director                                                    Director

                           *                                                             *
---------------------------                                 -----------------------------
Frank C. Herringer                                          Robert A. Watson
Director                                                    Director
                           *
---------------------------
Daniel E. Jund
Director


/s/ James W. Dederer
---------------------------------------------------
*By James W. Dederer, pursuant to Power of Attorney

PART C EXHIBIT INDEX


11. Opinion and consent of counsel as to the legality of the securities being registered

14.      Opinion and consent of Ernst & Young LLP